Income Tax - Schedule of the Provision for Income Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Hong Kong profit tax:
Income tax expenses
Current Period [Member]
Hong Kong profit tax:
- Current period